CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY ONLY) (Tables)	12 Months Ended
Dec. 31, 2020
CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY ONLY)
Schedule of condensed balance sheets

CONDENSED BALANCE SHEETS

(in thousands, except share and per share data)

	December 31,
	2019	2020
Assets
Investment in subsidiary	$193,795	$281,609
Total assets	$193,795	$281,609
Liabilities and Stockholders’ Equity
Total liabilities	$—	$—
Stockholders’ Equity
Common stock, $0.0001 par value; 500,000,000 shares authorized at December 31, 2019 and 2020; 96,498,943 and 118,854,249 shares issued and outstanding as of December 31, 2019 and 2020, respectively	10	12
Additional paid-in capital	196,474	265,478
Retained earnings (accumulated deficit)	(2,218)	13,765
Accumulated other comprehensive income (loss)	(471)	2,354
Total stockholders’ equity	193,795	281,609
Total liabilities and stockholders’ equity	$193,795	$281,609

Schedule of condensed statements of operations

CONDENSED STATEMENTS OF OPERATIONS

(in thousands, except share and per share data)

	Year Ended December 31,
	2019	2020

Equity in net income of subsidiary	$7,457	$15,983
Net income attributable to common stockholders	$7,457	$15,983
Net income per share
Net income per share attributable to common stockholders
Basic	$0.08	$0.16
Diluted	$0.08	$0.16
Weighted-average common shares outstanding—basic and diluted
Basic	95,032,265	101,606,966
Diluted	95,400,528	102,602,738

Schedule of condensed statements of comprehensive income

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

	Year Ended
	December 31,
	2019	2020
Net income	$7,457	$15,983
Equity in other comprehensive income (loss) of subsidiary	(670)	2,825
Comprehensive income	$6,787	$18,808

Schedule of condensed statements of cash flows

CONDENSED STATEMENT OF CASH FLOWS

(in thousands)

	Year Ended
	December 31,
	2019	2020
Cash flows from operating activities:
Net income	$7,457	$15,983
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net income of subsidiary	(7,457)	(15,983)
Net cash provided by operating activities	—	—
Cash flows from investing activities:
Investment in subsidiary	—	(65,553)
Net cash used in investing activities	—	(65,553)
Cash flows from financing activities:
Proceeds from issuance of common stock	—	65,553
Net cash provided by financing activities	—	65,553
Net increase in cash	—	—
Cash at beginning of period	—	—
Cash at end of period	$—	$—